Financial Instruments Financial Instruments - Financing Receivables, allowance for credit losses (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Jan. 01, 2020
Financing Receivable, Allowance for Credit Loss [Line Items]
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss	$ 34,000	$ 35,400	$ 34,613	$ 25,325	$ 11,520	$ 11,055	$ 34,000	$ 25,325	$ 30,177	$ 11,155
Total credit loss provision	100,700	103,736	102,270	83,513	62,017	62,180	100,700	83,513	91,920	53,300
Net Investment in Lease, Allowance for Credit Loss				7,099
Direct Financing Lease, Net Investment in Lease, Credit Loss Expense (Reversal)	(1,400)	787	4,436	13,805	465	(100)	3,800	14,200
Total credit loss expense (reversal)	(3,036)	1,466	10,350	21,496	(163)	8,880
LNG Segment [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Direct Financing Lease, Net Investment in Lease, Credit Loss Expense (Reversal)	(1,400)			13,800
Financial Guarantee [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Off-Balance Sheet, Credit Loss, Liability	1,800	2,000	2,298	1,566	1,851	2,139	1,800	1,566	2,080	2,139
Off-Balance Sheet, Credit Loss, Liability, Credit Loss Expense (Reversal)	(200)	(298)	218	(285)	(288)	0
Loans Receivable [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans to equity-accounted joint ventures	4,300	4,000	3,745	4,674	3,797	3,714	4,300	4,674	4,726	3,714
Financing Receivable, Credit Loss, Expense (Reversal)	300	255	(981)	877	83	0
Equity Method Investments [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net Investment in Lease, Allowance for Credit Loss	60,600	62,336	61,614	51,948	44,849	45,272	60,600	51,948	$ 54,937	$ 36,292
Net Investment in Lease, Allowance for Credit Loss	$ (1,736)	$ 722	$ 6,677	$ 7,100	$ (423)	$ 8,980	$ 5,700	$ 15,700